CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING (Details Textual) S/ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2016	Dec. 31, 2018 PEN (S/)		Dec. 31, 2017 PEN (S/)		Dec. 31, 2018 USD ($)	Jan. 01, 2018 PEN (S/)	Dec. 31, 2017 USD ($)
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed		S/ 4,082,942	[1]	S/ 7,480,420	[1]		S/ 7,480,420
Borrowings, interest rate basis	Treasury of the United States of America's plus 20 basis points
Credit derivative, nominal amount		S/ 64,949,859		S/ 65,818,565
Repurchase Agreements [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Borrowings, interest rate basis		At December 31, 2018, said operations accrue interest at fixed and variable rates between 0.09 percent and 7.20 percent and between Libor 3M + 0.35 percent and Libor 6M + 1.90 percent, respectively,		between 1.00 percent and 7.20 percent and between Libor 3M + 0.35 percent and Libor 6M + 1.90 percent, respectively, at December 31, 2017
Cash flow hedges [member] | Interest rate swap contract seven [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Credit derivative, nominal amount		S/ 506,000		S/ 486,200		$ 150.0		$ 150.0
Cash flow hedges [member] | Cross currency swap contract one [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Credit derivative, nominal amount		236,100		226,900		70.0		70.0
Cash flow hedges [member] | Cross currency swap contract two [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Credit derivative, nominal amount		151,800		145,800		45.0		45.0
Cash flow hedges [member] | Cross currency swap contract three [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Credit derivative, nominal amount		84,300		81,000		25.0		25.0
Cash flow hedges [member] | Cross currency swap and interest rate swap contract [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Credit derivative, nominal amount		269,800		259,300		80.0		80.0
US Dollar [Member] | Central Reserve Bank of Peru [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed		3,100,500		6,681,200		$ 919.2		$ 2,061.5
Borrowings		S/ 2,948,500		S/ 6,575,800

[1]	The balances of financial instruments at December 31, 2018 have been prepared in accordance with IFRS 9; the balances of the previous period have not been restated, see Note 3(a)(i).